Cash, cash equivalents and time deposits - Summary of reconciliation of loss before taxation to cash used in operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash, cash equivalents and time deposits
Loss for the year	¥ (1,654,900)	¥ (2,516,808)	¥ (1,949,101)
Adjustments for:
- Net loss/(gain) on disposal of non-current assets	3,468	(1,013)	1,087
- Impairment loss on receivables and contract assets	16,625	28,664	40,217
- Write down of inventories	6,946	25,661	6,399
- Share-based compensation expenses	449,983	1,187,867	931,784
- Depreciation and amortization	166,679	101,131	89,610
- Other finance costs	9,128	3,451	3,490
- Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights		465,254	554,048
- Fair value changes of financial liabilities measured at FVTPL			4,549
- Fair value changes of financial assets at FVTPL	(41,822)	61,834	(42,960)
- Net foreign exchange gain	9,031	(557)	(5,932)
- Accrued interest income	(11,040)	41,384
- Income tax expense	4,100	5,868	2,866
Changes in:
- Inventories	(207,619)	(62,255)	(68,548)
- Contract assets - current	(10,386)	54,410	1,717
- Trade receivables	(213,821)	(11,166)	(54,076)
- Prepayments and other receivables	(89,861)	7,859	(108,442)
- Prepayments to and amount due from related parties	17,944	312	(25,031)
- Restricted cash	(5,119)	(2,573)	821
- Other non-current assets	5,471	(3,180)	22,002
- Trade payables	142,334	3,734	6,291
- Other payables, deposits received and accrued expenses	68,648	98,563	51,517
- Contract liabilities	24,078	(8,022)	8,298
- Amounts due to related parties	(7,501)	(68,377)	52,995
- Other non-current liabilities		(1,845)	4,375
Net cash used in operating activities	¥ (1,317,634)	¥ (589,804)	¥ (472,024)